Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Gilman Ciocia, Inc. [Member]
Acquisition of Gilman & Ciocia, Inc.
Tangible assets acquired, excluding cash		$ 3,933,000
Identifiable intangible assets acquired		8,350,000
Acquisition of Gilman in 2014		6,531,000
Liabilities assumed		11,628,000
Common stock issued		8,840,000
Other (Note 13)		128,000
Acquisition of other business
Identifiable intangible assets acquired		8,350,000
Net income	285,000	18,643,000
Depreciation and amortization	1,127,000	1,136,000
Amortization of forgivable loans	538,000	243,000
Stock-based compensation	590,000	1,124,000
Provision for doubtful accounts	237,000	323,000
Deferred tax expense (benefit)	263,000	(11,925,000)
Amortization of deferred clearing credit	(200,000)	134,000
Increase in fair value of contingent consideration	12,000
Write off of employee receivable	13,000
Restricted cash	(126,000)
Deposits with clearing organizations		374,000
Receivables from broker-dealers, clearing organizations and others	1,959,000	(966,000)
Forgivable loans	(1,257,000)	(469,000)
Securities owned, at fair value	174,000	(594,000)
Prepaid expenses	(795,000)	391,000
Other assets	278,000	(169,000)
Accounts payable, accrued expenses and other liabilities	(2,933,000)	(554,000)
Deferred clearing costs	434,000	699,000
Securities sold, but not yet purchased, at fair value	(23,000)	40,000
Net cash provided by operating activities	576,000	8,430,000
Cash acquired in acquisition		1,654,000
Purchase of fixed assets	(254,000)	(204,000)
Net cash (used in) provided by investing activities	(254,000)	1,450,000
Repayment of certain liabilities of acquired entity		(5,400,000)
Repurchase of shares of common stock	(145,000)
Net cash used in financing activities	(145,000)	(5,400,000)
NET INCREASE IN CASH	177,000	4,480,000
Beginning of the year	24,465,000	19,985,000
End of the year	24,642,000	24,465,000
Interest	13,000	33,000
Income taxes	1,238,000	326,000
Identifiable intangible assets acquired	569,000
Acquisition of Gilman in 2014		6,531,000
Common stock issued		8,840,000
Identifiable intangible assets acquired	569,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 569,000